Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000162163
Account Value [Line Items]
Line Graph and Table Measure Name													Value Line Larger Companies Focused Fund Inc.-Institutional Class
Accumulated Value	$ 10,000	$ 8,946	$ 8,927	$ 9,442	$ 9,576	$ 9,870	$ 9,610	$ 10,317	$ 10,527	$ 10,573	$ 10,256	$ 10,069		$ 10,040	$ 10,624	$ 11,043	$ 11,322	$ 11,797	$ 11,754	$ 12,220	$ 12,861	$ 13,249	$ 13,219	$ 13,297	$ 13,341	$ 13,449	$ 14,830	$ 14,510	$ 14,196	$ 14,515	$ 15,064	$ 15,431	$ 15,369	$ 16,139	$ 16,496	$ 14,417	$ 14,825	$ 13,658	$ 15,663	$ 15,991	$ 16,378	$ 16,754	$ 15,540	$ 16,835	$ 16,598	$ 15,781	$ 15,115	$ 15,303	$ 16,776	$ 17,198	$ 17,334	$ 16,695	$ 14,544	$ 17,488	$ 19,301	$ 20,273	$ 21,286	$ 22,879	$ 22,068	$ 21,588	$ 23,839	$ 25,172	$ 25,387	$ 25,907	$ 25,185	$ 26,350	$ 25,849	$ 27,424	$ 27,274	$ 28,133	$ 26,675	$ 28,029	$ 26,116	$ 25,958	$ 23,846	$ 22,675	$ 23,160	$ 19,452	$ 18,571	$ 16,527	$ 18,101	$ 17,870	$ 15,952	$ 16,907	$ 17,467	$ 15,874	$ 18,347	$ 17,925	$ 19,166	$ 18,820	$ 20,247	$ 21,531	$ 23,152	$ 22,620	$ 21,387	$ 20,458	$ 23,363	$ 25,322	$ 25,617	$ 27,500	$ 28,319	$ 26,158	$ 27,145	$ 28,978	$ 27,821	$ 28,437	$ 29,442	$ 30,016	$ 33,275	$ 32,103	$ 33,991	$ 32,415	$ 29,488	$ 31,203	$ 34,883	$ 38,590	$ 39,404	$ 39,568	$ 42,868	$ 44,444	$ 42,444	$ 41,388
C000020637
Account Value [Line Items]
Line Graph and Table Measure Name													Value Line Larger Companies Focused Fund Inc.-Investor Class
Accumulated Value	10,000	8,960	8,926	9,436	9,570	9,867	9,604	10,305	10,518	10,560	10,244	10,053		10,024	10,607	11,020	11,298	11,772	11,729	12,194	12,829	13,216	13,182	13,260	13,299	13,412	14,779	14,465	14,151	14,460	15,008	15,369	15,308	16,071	16,422	14,353	14,755	13,587	15,581	15,908	16,289	16,659	15,447	16,729	16,493	15,678	15,018	15,195	16,659	17,075	17,205	16,566	14,432	17,341	19,138	20,096	21,095	22,674	21,864	21,385	23,614	24,927	25,128	25,641	24,927	26,070	25,570	27,123	26,967	27,819	26,363	27,702	25,804	25,646	23,556	22,399	22,869	19,197	18,331	16,309	17,854	17,622	15,726	16,667	17,219	15,648	18,077	17,662	18,881	18,534	19,938	21,199	22,782	22,249	21,039	20,116	22,968	24,889	25,177	27,022	27,826	25,693	26,658	28,452	27,309	27,910	28,884	29,442	32,633	31,483	33,324	31,778	28,904	30,580	34,175	37,797	38,587	38,735	41,966	43,494	41,532	40,481
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
VALUELINE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,600	10,351	10,577		10,708	11,068	11,528	11,662	11,928	12,238	12,206	12,531	12,760	12,926	13,427	13,835	13,943	14,930	14,539	14,140	14,189	14,811	14,954	15,393	16,235	16,325	14,865	15,023	13,732	14,966	15,501	15,943	16,663	15,610	16,682	17,059	16,928	16,930	17,408	18,180	18,729	19,147	17,843	16,088	18,468	19,708	20,567	22,149	24,434	23,285	22,494	24,797	25,938	25,746	25,740	26,182	27,963	27,577	29,307	30,273	31,404	29,646	32,213	32,410	33,096	30,255	28,970	30,103	26,468	25,853	23,805	26,662	25,420	22,949	24,290	25,397	23,453	25,407	25,106	26,822	27,086	28,321	30,258	31,277	30,996	29,310	28,893	32,043	33,462	34,296	36,636	37,281	35,700	37,837	40,388	39,701	40,528	41,677	41,539	44,233	44,623	45,506	43,871	40,175	40,887	44,505	47,342	49,129	49,679	52,318	54,218	53,236	52,906
VALUELINE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000	$ 9,442	$ 9,438	$ 10,074	$ 9,982	$ 10,176	$ 10,136	$ 10,615	$ 10,562	$ 10,600	$ 10,351	$ 10,577		$ 10,708	$ 11,068	$ 11,528	$ 11,662	$ 11,928	$ 12,238	$ 12,206	$ 12,531	$ 12,760	$ 12,926	$ 13,427	$ 13,835	$ 13,943	$ 14,930	$ 14,539	$ 14,140	$ 14,189	$ 14,811	$ 14,954	$ 15,393	$ 16,235	$ 16,325	$ 14,865	$ 15,023	$ 13,732	$ 14,966	$ 15,501	$ 15,943	$ 16,663	$ 15,610	$ 16,682	$ 17,059	$ 16,928	$ 16,930	$ 17,408	$ 18,180	$ 18,729	$ 19,147	$ 17,843	$ 16,088	$ 18,468	$ 19,708	$ 20,567	$ 22,149	$ 24,434	$ 23,285	$ 22,494	$ 24,797	$ 25,938	$ 25,746	$ 25,740	$ 26,182	$ 27,963	$ 27,577	$ 29,307	$ 30,273	$ 31,404	$ 29,646	$ 32,213	$ 32,410	$ 33,096	$ 30,255	$ 28,970	$ 30,103	$ 26,468	$ 25,853	$ 23,805	$ 26,662	$ 25,420	$ 22,949	$ 24,290	$ 25,397	$ 23,453	$ 25,407	$ 25,106	$ 26,822	$ 27,086	$ 28,321	$ 30,258	$ 31,277	$ 30,996	$ 29,310	$ 28,893	$ 32,043	$ 33,462	$ 34,296	$ 36,636	$ 37,281	$ 35,700	$ 37,837	$ 40,388	$ 39,701	$ 40,528	$ 41,677	$ 41,539	$ 44,233	$ 44,623	$ 45,506	$ 43,871	$ 40,175	$ 40,887	$ 44,505	$ 47,342	$ 49,129	$ 49,679	$ 52,318	$ 54,218	$ 53,236	$ 52,906